Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for Duncan Bates ($)(1)	Compensation Actually Paid to Duncan Bates ($)(2)	Summary Compensation Table Total for Kenneth E. Shipley ($)(3)	Compensation Actually Paid to Kenneth E. Shipley ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return ($)(6)	Net Income (in thousands) ($)(7)
2024	400,000	(1,155,827)	—	—	176,779	279,416	93.24	61,642
2023	400,000	587,176	—	—	219,171	26,046	95.28	54,460
2022	5,032,412	8,751,772	50,000	50,000	1,626,155	1,711,072	71.63	67,773

(1)
During part of fiscal year 2022 and for the full fiscal years of 2023 and 2024, Duncan Bates served as our PEO.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Messrs. Bates and Shipley as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Bates and Shipley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments reflected in this table were made to Mr. Bates’ total compensation for 2024 to determine the compensation actually paid:

Adjustments to the Summary Compensation Table Total to arrive at CAP for our PEO are shown below. No adjustments were necessary for defined benefit and pension plans or dividends. The assumptions used for determining the fair values shown in this table are consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Year	Summary Compensation Table Total ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Outstanding Unvested Equity at Fiscal Year End (Current Year Awards) ($)	Plus: Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Fiscal Years ($)	Plus: Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus: Change in Fair Value as of Vesting Date of Equity Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Less: Fair Value As of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid to PEO ($)
2024	400,000	—	—	(1,565,986)	—	10,159	—	(1,155,827)

(3)
During part of fiscal year 2022, Kenneth E. Shipley served as our PEO.

(4)
During 2024, our Non-PEO NEOs were Kenneth E. Shipley and Jeffrey M. Fiedelman; during 2023, our Non-PEO NEOs were Curtis D. Hodgson, Kenneth E. Shipley, Jeffrey V. Burt, Ronald C. Arrington and Jeffrey M. Fiedelman; during 2022, our Non-PEO NEOs were Curtis D. Hodgson, Jeffrey V. Burt and Ronald C. Arrington.

(5)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 4 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for 2024 to determine the compensation actually paid.

Adjustments to the Summary Compensation Table Total to arrive at CAP for non-PEO NEOs (shown as an average) are presented below. No adjustments were necessary for defined benefit and pension plans or dividends.
Year	Summary Compensation Table Total For Non-PEO NEOs ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Outstanding Unvested Equity at Fiscal Year End (Current Year Awards) ($)	Plus: Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Fiscal Years ($)	Plus: Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus: Change in Fair Value as of Vesting Date of Equity Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Less: Fair Value As of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2024	176,779	—	134,096	—	—	—	(31.459)	279,416
(6)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. For purposes of these amounts, the beginning of the measurement period is December 31, 2022.

(7)
The dollar amounts reported represent the amount of net income reflected in our Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
During part of fiscal year 2022 and for the full fiscal years of 2023 and 2024, Duncan Bates served as our PEO.
(3)
During part of fiscal year 2022, Kenneth E. Shipley served as our PEO.

(4)
During 2024, our Non-PEO NEOs were Kenneth E. Shipley and Jeffrey M. Fiedelman; during 2023, our Non-PEO NEOs were Curtis D. Hodgson, Kenneth E. Shipley, Jeffrey V. Burt, Ronald C. Arrington and Jeffrey M. Fiedelman; during 2022, our Non-PEO NEOs were Curtis D. Hodgson, Jeffrey V. Burt and Ronald C. Arrington.

PEO Total Compensation Amount	$ 400,000
PEO Actually Paid Compensation Amount	$ (1,155,827)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Messrs. Bates and Shipley as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Bates and Shipley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments reflected in this table were made to Mr. Bates’ total compensation for 2024 to determine the compensation actually paid:

Adjustments to the Summary Compensation Table Total to arrive at CAP for our PEO are shown below. No adjustments were necessary for defined benefit and pension plans or dividends. The assumptions used for determining the fair values shown in this table are consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Year	Summary Compensation Table Total ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Outstanding Unvested Equity at Fiscal Year End (Current Year Awards) ($)	Plus: Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Fiscal Years ($)	Plus: Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus: Change in Fair Value as of Vesting Date of Equity Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Less: Fair Value As of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid to PEO ($)
2024	400,000	—	—	(1,565,986)	—	10,159	—	(1,155,827)

Non-PEO NEO Average Total Compensation Amount	$ 176,779	$ 219,171	$ 1,626,155
Non-PEO NEO Average Compensation Actually Paid Amount	$ 279,416	26,046	1,711,072
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 4 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for 2024 to determine the compensation actually paid.

Adjustments to the Summary Compensation Table Total to arrive at CAP for non-PEO NEOs (shown as an average) are presented below. No adjustments were necessary for defined benefit and pension plans or dividends.
Year	Summary Compensation Table Total For Non-PEO NEOs ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Outstanding Unvested Equity at Fiscal Year End (Current Year Awards) ($)	Plus: Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Fiscal Years ($)	Plus: Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus: Change in Fair Value as of Vesting Date of Equity Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Less: Fair Value As of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2024	176,779	—	134,096	—	—	—	(31.459)	279,416

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 93.24	95.28	71.63
Net Income (Loss)	$ 61,642,000	54,460,000	67,773,000
PEO Name	Duncan Bates
Duncan Bates [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 400,000	400,000	5,032,412
PEO Actually Paid Compensation Amount	(1,155,827)	587,176	8,751,772
Kenneth E. Shipley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			50,000
PEO Actually Paid Compensation Amount			$ 50,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,565,986)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,159
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,096
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (31.459)